BASIC AND DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Loss per share
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

The following table outlines the number of Common Shares (in thousands) and basic and diluted loss per share.

	Twelve Months Ended December 31,
	2025	2024
Weighted-average number of Common Shares - basic and diluted	219,873	191,172
Loss per share
Basic and diluted loss per share	$(0.04)	$(0.14)

SCHEDULE OF ANTI -DILUTIVE WEIGHTED AVERAGE LOSS PER SHARE

The following potential ordinary shares (in thousands) are anti-dilutive and are therefore excluded from the weighted average number of common shares for the purpose of diluted earnings per share.

	Twelve Months Ended December 31,
	2025	2024
Options	10,704	14,991
RSU	17,515	24,619
Total	28,219	39,610